Provision for restructuring costs (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Restructuring And Related Costs
The changes in the Company's provision for restructuring costs can be summarized as follows:

	Resource Optimization Program	2015 Corporate Restructuring	2017 German Restructuring	Total
	$	$	$	$
At January 1, 2016	75	557	—	632
Utilization of provision	(43)	(523)	—	(566)
Change in the provision	—	(8)	—	(8)
Impact of foreign exchange rate changes	1	(26)	—	(25)
At December 31, 2016	33	—	—	33
Provision recognized	—	—	3,115	3,115
Utilization of provision	(33)	—	(157)	(190)
Change in the provision	—	—	(32)	(32)
Impact of foreign exchange rate changes	—	—	88	88
At December 31, 2017	—	—	3,014	3,014
Less: current portion	—	—	(2,296)	(2,296)
Non-current portion*	—	—	718	718
* The non-current portion consists exclusively of an onerous lease provision.